OTHER LIABILITIES - Schedule of significant actuarial assumptions for the determination of the actuarial liability (Details) - Avon [member] - Pension Plan [member]	Dec. 31, 2022	Dec. 31, 2021
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	1.30%	0.65%
Rate of compensation increase	2.55%	1.80%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	12.00%	9.20%
Rate of compensation increase	7.40%	6.60%